Taxation - Differences from Theoretical Amount that would Arise from Using the Weighted-Average Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Taxes [Abstract]
Tax calculated at the tax rates applicable to profits in the respective countries	$ (4,184)	$ (7,250)		$ 2,956
Non-deductible items	(7,642)	(1,511)		(2,249)
Effect of the changes in the statutory income tax rate in Argentina	6,324	3,115		(1,013)
Unused tax losses	(710)	(3,742)		(4,181)
Tax losses where no deferred tax asset was recognized	0	0		(2,368)
Non-taxable income	11,060	11,545		13,069
Previously unrecognized tax losses now recouped to reduce tax expenses	1,529	1,910		0
Effect of IAS 29 and tax adjustment per inflation in Argentina	(19,239)	(23,805)		(5,825)
Others	537	(1,082)		635
Income tax (expense) / benefit	$ (12,325)	$ (20,820)	[1]	$ 1,024	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.